FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 22, 2020 USD ($)	May 18, 2020 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gain arising during the period	$ 1,664,000,000	$ 2,921,000,000	$ 52,000,000
Goodwill and intangible assets	$ 4,903,000,000	4,425,000,000
Number of working days over which stock market prices are observed	90 days
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 90,512,000,000
End of period, assets	94,547,000,000	90,512,000,000
Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets	748,000,000	$ 167,000,000
Natural gas forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount unwound | €				€ 300
Carrying amount	1,025,000,000
Emission rights forward purchase contract
Disclosure of detailed information about financial instruments [line items]
Notional amount unwound | €				€ 700
Carrying amount	1,086,000,000
Gain arising during the period	1,268,000,000
Gains (losses) on cash flow hedges, net of tax	953,000,000
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, before tax	140,000,000
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	104,000,000
Financial instruments designated as hedging instruments, at fair value	1,408,000,000
Emission rights forward purchase contract | Emission rights
Disclosure of detailed information about financial instruments [line items]
Goodwill and intangible assets	$ 671,000,000
Level 3 | Call option on 1,000 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Spot price	127	137
Volatility percentage (in percent)	13.00%	18.00%
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 15,000,000	$ 59,000,000
Change in fair value	(15,000,000)	(44,000,000)
End of period, assets	$ 0	$ 15,000,000	$ 59,000,000
Level 3 | Call option on 1,000 mandatory convertible bonds | Stock market price movement
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement, percentage, due to a 10% increase in unobservable input (in percent)	84000.00%			84000.00%
Decrease in fair value measurement, percentage, due to a 10% decrease in unobservable input (in percent)	100.00%			100.00%
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,000,000,000				$ 869,000,000	$ 1,250,000,000	$ 1,000,000,000	$ 750,000,000